UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
777 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2018

Item 1. Schedule of Investments.

Vident International Equity Fund
Schedule of Investments
November 30, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 98.0%
	Australia - 3.5%
21,476	AGL Energy Ltd.	$294,995
230,421	BlueScope Steel Ltd.	1,889,621
85,168	Coles Group Ltd. (a)	728,293
373,402	CSR Ltd.	818,033
370,019	Downer EDI Ltd.	1,694,199
472,673	Fortescue Metals Group Ltd.	1,380,682
121,698	Harvey Norman Holdings Ltd. (b)	280,830
311,601	Metcash Ltd.	630,306
424,919	OZ Minerals Ltd.	2,687,181
626,376	Qantas Airways Ltd.	2,726,178
1,213,741	South32 Ltd.	2,747,645
85,168	Wesfarmers Ltd.	1,964,712
790,034	Whitehaven Coal Ltd.	2,457,696
		20,300,371
	Belgium - 0.6%
6,137	Ageas	296,288
34,463	UCB SA	2,896,890
		3,193,178
	Brazil - 3.0%
266,496	EDP - Energias do Brasil SA	941,553
587,470	Embraer SA	3,305,163
323,312	Hypera SA	2,678,413
1,250,203	JBS SA	3,797,587
303,507	Qualicorp Consultoria e Corretora de Seguros SA	1,085,632
779,068	TIM Participacoes SA	2,384,574
243,624	Vale SA	3,319,745
		17,512,667
	Canada - 5.0%
190,060	Air Canada (a)	4,146,972
107,978	Empire Company Ltd.	2,044,847
37,842	George Weston Ltd.	2,735,295
31,010	Industrial Alliance Insurance & Financial Services, Inc.	1,133,215
41,245	Loblaw Companies Ltd.	1,901,968
52,820	Magna International, Inc.	2,635,237
96,021	Manulife Financial Corporation	1,587,225
59,434	Norbord, Inc.	1,660,360
141,093	Power Corporation of Canada	2,813,155
76,422	Sun Life Financial, Inc.	2,817,454
125,291	Teck Resources Ltd.	2,536,740
49,750	West Fraser Timber Company Ltd.	2,595,864
		28,608,332
	Chile - 0.5%
8,977,984	Banco Santander Chile	694,929
12,340,104	Enel Americas SA	2,137,535
		2,832,464
	China - 2.0%
3,410,000	China Petroleum & Chemical Corporation - Class H	2,897,678
7,072,000	China Telecom Corporation Ltd.	3,804,507
370,000	CNOOC Ltd.	628,821
1,269,000	Dongyue Group Ltd.	689,167
35,400	Jardine Matheson Holdings Ltd.	2,337,462
2,968,000	Sinopec Shanghai Petrochemical Company Ltd.	1,346,376
		11,704,011
	Denmark - 1.3%
66,667	GN Store Nord A/S	2,329,309
42,999	H Lundbeck A/S	1,765,911
48,271	Vestas Wind Systems A/S	3,603,079
		7,698,299

	Finland - 0.5%
526,706	Nokia OYJ	2,895,929
	France - 1.7%
48,403	AXA SA	1,179,111
88,817	Criteo SA - ADR (a)	2,069,436
195,671	Engie SA	2,751,623
29,784	Faurecia SA	1,160,740
129,777	Peugeot SA	2,850,627
		10,011,537
	Germany - 5.0%
14,518	Allianz SE	3,065,678
33,300	Covestro AG (c)	1,917,616
22,926	Deutsche Boerse AG	2,928,049
126,818	Deutsche Lufthansa AG	3,087,168
23,961	Hannover Rueck SE	3,328,821
40,013	Hella KGaA Hueck & Company	1,657,241
13,083	HOCHTIEF AG	1,860,535
31,975	Leoni AG (b)	1,021,303
14,409	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - Class R	3,130,760
26,358	Rheinmetall AG	2,441,219
119,425	RWE AG	2,577,941
58,560	Suedzucker AG (b)	833,114
45,345	Uniper SE	1,163,917
		29,013,362
	Hong Kong - 7.4%
365,500	China Mobile Ltd.	3,626,627
668,000	China Resources Gas Group Ltd.	2,693,084
406,000	China Resources Power Holdings Company Ltd.	768,862
770,400	China Taiping Insurance Holdings Company Ltd.	2,549,706
638,000	China Traditional Chinese Medicine Holdings Company Ltd.	423,934
2,466,000	China Unicom Hong Kong Ltd.	2,858,080
403,500	CK Asset Holdings Ltd.	2,905,437
275,500	CLP Holdings Ltd.	3,036,370
21,562,000	GCL-Poly Energy Holdings Ltd. (a) (b)	1,487,842
1,001,000	Haier Electronics Group Company Ltd.	2,330,540
1,715,000	IGG, Inc.	2,068,760
457,500	Kerry Properties Ltd.	1,569,674
865,000	Melco International Development Ltd.	1,735,361
2,104,500	Sinotruk Hong Kong Ltd. (b)	3,452,932
2,412,500	Sun Art Retail Group Ltd.	2,694,342
297,000	Swire Pacific Ltd.	3,282,816
971,000	The Wharf Holdings Ltd.	2,599,425
3,367,500	WH Group Ltd. (c)	2,457,071
		42,540,863
	India - 0.5%
278,436	Infosys Ltd. - ADR	2,745,379
19,489	Tata Motors Ltd. - ADR (a)	237,766
		2,983,145
	Indonesia - 1.2%
14,869,100	Adaro Energy Tbk PT	1,335,906
1,321,700	Bank Mandiri Persero Tbk PT	683,837
6,342,000	Bukit Asam Tbk PT	1,782,544
11,427,100	Telekomunikasi Indonesian Persero Tbk PT	2,940,166
		6,742,453
	Ireland - 2.1%
18,559	Allergan PLC	2,906,340
22,028	ICON PLC (a)	3,187,892
145,244	Mallinckrodt PLC (a)	3,455,355
55,071	Seagate Technology PLC	2,373,009
		11,922,596
	Israel - 0.2%
2,879	Orbotech Ltd. (a)	167,040
8,216	SolarEdge Technologies, Inc. (a)	319,849
48,862	Tower Semiconductor Ltd. (a) (b)	755,150
		1,242,039

	Italy - 1.5%
184,056	Assicurazioni Generali SpA	3,103,028
359,475	Enel SpA	1,949,598
165,245	Eni SpA	2,665,399
500,076	UnipolSai Assicurazioni SpA	1,164,126
		8,882,151
	Japan - 7.9%
115,300	Alfresa Holdings Corporation	3,066,543
192,700	Astellas Pharma, Inc.	2,960,503
279,700	Citizen Watch Company Ltd.	1,477,939
76,100	FUJIFILM Holdings Corporation	3,022,554
204,900	Hazama Ando Corporation	1,237,881
87,000	Hitachi Ltd.	2,519,207
143,500	Ibiden Company Ltd.	1,995,478
82,300	Japan Airlines Company Ltd.	2,967,294
152,900	Medipal Holdings Corporation	3,501,013
82,800	NEC Corporation	2,566,764
21,100	NTT DOCOMO, Inc.	488,431
56,400	Sankyo Company Ltd.	2,255,007
168,100	Seino Holdings Company Ltd.	2,494,483
60,200	Sony Corporation	3,147,577
141,700	Sumitomo Dainippon Pharma Company Ltd.	4,617,261
45,900	Suzuken Company Ltd.	2,469,828
52,200	Suzuki Motor Corporation	2,599,657
57,100	Taisei Corporation	2,509,282
		45,896,702
	Malaysia - 3.0%
1,818,900	AirAsia Bhd (a)	1,338,801
2,151,600	CIMB Group Holdings Bhd	2,961,696
1,326,000	Malayan Banking Bhd	2,975,538
1,005,000	Malaysia Airports Holdings Bhd	1,842,120
300,700	MISC Bhd	441,942
1,284,500	Petronas Chemicals Group Bhd	2,824,089
64,400	Public Bank Bhd	383,522
3,195,200	Sime Darby Bhd	1,748,598
853,200	Tenaga Nasional Bhd	2,903,469
		17,419,775
	Mexico - 1.6%
1,010,711	Alfa SAB de CV - Class A	1,012,909
314,815	Fomento Economico Mexicano SAB de CV	2,729,018
15,649	Gruma SAB de CV - Class B	171,521
177,317	Grupo Aeroportuario del Centro Norte SAB de CV	794,215
466,640	Grupo Financiero Banorte SAB de CV - Class O	2,139,882
1,063,062	Wal-Mart de Mexico SAB de CV	2,634,437
		9,481,982
	Netherlands - 3.9%
496,506	Aegon NV	2,764,176
55,916	AerCap Holdings NV (a)	2,956,279
601,771	ALTICE EUROPE NV (a) (b)	1,457,414
71,970	ASR Nederland NV	3,104,684
49,752	EXOR NV	2,923,606
163,965	Fiat Chrysler Automobiles NV (a)	2,705,274
123,233	Koninklijke Ahold Delhaize NV	3,168,031
351,627	Phoenix Group Holdings	2,689,604
23,940	Signify NV (c)	636,719
		22,405,787
	Norway - 4.2%
65,940	Aker BP ASA	1,867,083
1,365,297	DNO ASA	2,289,976
119,081	Equinor ASA (b)	2,775,200
173,048	Leroy Seafood Group ASA	1,470,755
147,820	Marine Harvest ASA	3,455,276
555,174	Norsk Hydro ASA	2,613,495
176,137	Orkla ASA	1,453,605
46,589	Salmar ASA	2,624,244

331,403	Storebrand ASA	2,595,523
159,062	Telenor ASA	3,077,426
		24,222,583
	Poland - 0.6%
31,209	Jastrzebska Spolka Weglowa SA (a)	540,130
81,930	Polski Koncern Naftowy ORLEN SA	2,379,826
374,016	Polskie Gornictwo Naftowe i Gazownictwo SA	636,451
		3,556,407
	Portugal - 0.3%
6,290,069	Banco Comercial Portugues SA (a)	1,766,945
	Republic of Korea - 7.8%
79,800	GS Engineering & Construction Corporation	3,103,867
70,224	Hyundai Engineering & Construction Company Ltd.	3,445,578
48,214	Hyundai Marine & Fire Insurance Company Ltd.	1,722,620
14,495	Hyundai Mobis Company Ltd.	2,334,045
108,039	Kia Motors Corporation	2,939,640
46,748	Korea Electric Power Corporation	1,238,606
32,662	KT&G Corporation	3,030,330
166,012	LG Display Company Ltd.	2,599,144
37,329	LG Electronics, Inc.	2,414,338
22,652	LG Innotek Company Ltd.	2,016,744
238,857	LG Uplus Corporation	3,771,595
75,511	Samsung Electronics Company Ltd.	2,819,158
11,742	Samsung Fire & Marine Insurance Company Ltd	2,854,449
74,000	Seoul Semiconductor Company Ltd.	1,432,535
43,048	SFA Engineering Corporation	1,467,000
42,977	SK Hynix, Inc.	2,668,450
17,869	SK Innovation Company Ltd.	3,132,395
8,928	SK Telecom Company Ltd.	2,305,773
		45,296,267
	Russian Federation - 2.3%
696,222	Gazprom PJSC - ADR	3,314,017
70,285	Magnit PJSC - GDR (d)	897,540
320,240	Mobile TeleSystems PJSC - ADR	2,372,978
38,954	Novolipetsk Steel PJSC - GDR (d)	916,977
276,811	Rosneft Oil Company PJSC - GDR (d)	1,743,909
80,428	Severstal PJSC - GDR (d)	1,181,487
42,474	Tatneft PJSC - ADR	2,675,013
		13,101,921
	Singapore - 6.4%
1,934,600	CapitaLand Mall Trust (e)	3,172,631
349,400	City Developments Ltd.	2,146,824
1,360,700	ComfortDelGro Corporation Ltd.	2,082,704
163,000	DBS Group Holdings Ltd.	2,896,458
204,430	Flex Ltd. (a)	1,788,763
3,310,100	Genting Singapore Ltd.	2,340,231
2,391,720	Hutchison Port Holdings Trust	621,847
43,900	Jardine Cycle & Carriage Ltd.	1,126,297
115,236	Kulicke and Soffa Industries, Inc.	2,489,098
377,500	Oversea-Chinese Banking Corporation Ltd.	3,098,141
325,300	Singapore Airlines Ltd.	2,254,813
1,043,400	Singapore Press Holdings Ltd.	2,007,708
692,600	Singapore Technologies Engineering Ltd.	1,792,077
234,900	Singapore Telecommunications Ltd.	527,327
161,419	United Overseas Bank Ltd.	2,958,956
232,000	Venture Corporation Ltd.	2,521,224
1,319,200	Wilmar International Ltd.	2,923,009
		36,748,108
	South Africa - 0.4%
64,800	Barloworld Ltd.	537,467
42,597	Gold Fields Ltd.	123,986
370,650	Telkom SA SOC Ltd. (b)	1,515,879
		2,177,332
	Spain - 0.5%
72,060	ACS Actividades de Construccion y Servicios SA	2,764,258

	Sweden - 1.5%
29,681	Autoliv, Inc.	2,549,895
140,563	Axfood AB	2,443,338
109,068	Boliden AB	2,443,547
179,837	Husqvarna AB - Class B	1,416,391
		8,853,171
	Switzerland - 5.5%
20,468	Baloise Holding AG	3,006,657
211,377	GAM Holding AG	1,110,451
48,588	Garmin Ltd.	3,238,876
3,664	Helvetia Holding AG	2,265,825
38,655	Novartis AG	3,518,346
13,733	Roche Holding AG	3,560,535
136,537	STMicroelectronics NV	1,998,894
16,774	Sunrise Communications Group AG (c)	1,467,840
6,747	Swatch Group AG	2,007,188
8,904	Swiss Life Holding AG	3,491,747
34,679	Swiss Re AG	3,166,864
10,328	Zurich Insurance Group AG	3,239,934
		32,073,157
	Taiwan - 1.9%
7,666,000	AU Optronics Corporation	3,123,494
1,127,000	China Petrochemical Development Corporation (a)	437,240
484,000	Radiant Opto-Electronics Corporation	1,324,650
3,586,922	Shin Kong Financial Holding Company Ltd.	1,216,932
880,000	Sino-American Silicon Products, Inc.	2,414,168
236,000	TPK Holding Company Ltd.	405,318
5,208,000	United Microelectronics Corporation	1,952,905
		10,874,707
	Thailand - 5.1%
1,636,200	Bangchak Corp PCL	1,679,111
3,193,500	Esso Thailand PCL	1,194,376
15,842,300	IRPC PCL - NVDR	2,938,442
487,300	Kasikornbank PCL - NVDR	2,867,124
417,000	Kiatnakin Bank PCL - NVDR (b)	916,100
5,325,500	Krung Thai Bank PCL - NVDR	3,271,003
780,400	PTT Exploration & Production PCL - NVDR	3,132,278
1,281,100	PTT Global Chemical PCL - NVDR	3,057,890
2,034,870	PTT PCL - NVDR	3,047,278
786,200	Siam Commercial Bank PCL - NVDR	3,322,898
2,522,800	Star Petroleum Refining PCL	920,520
1,250,200	Thai Oil PCL - NVDR	2,889,098
		29,236,118
	Turkey - 5.3%
204,134	BIM Birlesik Magazalar AS	3,285,992
8,020,201	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (b) (e)	2,475,111
1,310,358	Eregli Demir ve Celik Fabrikalari TAS	1,894,638
1,119,171	KOC Holding AS	3,279,044
1,900,703	Petkim Petrokimya Holding AS	1,919,042
1,418,387	Soda Sanayii AS	1,931,947
247,908	TAV Havalimanlari Holding AS	1,106,987
49,380	Tupras Turkiye Petrol Rafinerileri AS	1,174,919
894,462	Turk Hava Yollari AO (a)	2,896,712
623,366	Turkcell Iletisim Hizmetleri AS	1,506,951
2,059,919	Turkiye Garanti Bankasi AS	3,245,265
2,928,040	Turkiye Is Bankasi AS	2,376,190
1,433,716	Turkiye Vakiflar Bankasi TAO	1,095,222
6,694,730	Yapi ve Kredi Bankasi AS (a) (b)	2,206,346
		30,394,366
	United Kingdom - 3.8%
346,032	Ferrexpo PLC	773,954
349,759	International Consolidated Airlines Group SA	2,791,789
413,367	IWG PLC	1,225,713
727,920	J Sainsbury PLC (b)	2,832,699
754,613	Kingfisher PLC (b)	2,407,028

136,002	Plus500 Ltd. (b)	2,628,905
507,718	Royal Mail PLC	2,071,657
956,738	Tesco PLC	2,411,498
146,758	TUI AG	2,091,567
850,555	Wm Morrison Supermarkets PLC	2,578,492
		21,813,302
	TOTAL COMMON STOCKS (Cost $581,516,660)	566,166,285

PREFERRED STOCKS - 1.5%
	Brazil - 1.2%
601,963	Petroleo Brasileiro SA	3,955,295
270,484	Telefonica Brasil SA	3,211,770
		7,167,065
	Germany - 0.3%
189,078	Schaeffler AG	1,627,030
	TOTAL PREFERRED STOCKS (Cost $10,471,437)	8,794,095

SHORT-TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
1,302,037	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 2.117% (f)	1,302,037
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,302,037)	1,302,037

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 2.2%
	Repurchase Agreements - 2.2%
3,026,528	Daiwa Capital Markets America, Inc. - 2.300%, dated 11/30/2018, matures 12/3/2018, repurchase price $3,026,719 (collateralized by various government agency obligations: Total Value $3,087,059)	3,026,528
3,026,528	HSBC Securities USA, Inc. - 2.280%, dated 11/30/2018, matures 12/03/2018, repurchase price $3,026,717 (collateralized by various government agency obligations: Total Value $3,087,059)	3,026,528
896,390	MUFG Securities America, Inc. - 2.290%, dated 11/30/2018, matures 12/03/2018, repurchase price $896,446 (collateralized by various government agency obligations: Total Value $914,318)	896,390
3,026,528	Nomura Securities International, Inc. - 2.300%, dated 11/30/2018, matures 12/03/2018, repurchase price $3,026,719 (collateralized by various government agency obligations: Total Value $3,087,059)	3,026,528
3,026,528	RBC Dominion Securities, Inc - 2.300%, dated 11/30/2018, matures 12/03/2018, repurchase price $3,026,719 (collateralized by various government agency obligations: Total Value $3,087,059)	3,026,528
	TOTAL REPURCHASE AGREEMENTS (Cost $13,002,502)	13,002,502
	TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (g) (Cost $13,002,502)	13,002,502
	TOTAL INVESTMENTS - 101.9% (Cost $606,292,636)	589,264,919
	Liabilities in Excess of Other Assets - (1.9)%	(11,217,994)
	NET ASSETS - 100.0%	$578,046,925

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of November 30, 2018. Total value of securities out on loan is $13,663,593 or 2.4% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At November 30, 2018, the value of these securities amounted to $6,479,246 or 1.1% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At November 30, 2018, the value of these securities amounted to $4,739,913 or 0.8% of net assets.

(e)	Real Estate Investment Trust.
(f)	Annualized seven-day yield as of November 30, 2018.
(g)	Investments purchased with cash proceeds from securities lending. As of November 30, 2018, total cash collateral has a value of $13,002,502 and total non-cash collateral has a value of $1,479,197.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt

Vident Core U.S. Equity Fund
Schedule of Investments
November 30, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
	Communication Services - 2.9%
97,617	AT&T, Inc.	$3,049,555
161,701	CenturyLink, Inc.	3,039,979
169,474	Gannett Company, Inc.	1,757,445
119,010	Telephone & Data Systems, Inc.	4,252,227
50,075	T-Mobile US, Inc. (a)	3,427,634
		15,526,840
	Consumer Discretionary - 14.8%
59,486	Aaron’s, Inc.	2,783,945
120,442	Abercrombie & Fitch Company	2,518,442
55,392	Adtalem Global Education, Inc. (a)	3,198,334
113,042	American Eagle Outfitters, Inc.	2,365,969
38,248	Best Buy Company, Inc.	2,470,438
46,749	Big Lots, Inc. (b)	2,036,386
47,191	BJ’s Restaurants, Inc.	2,563,415
46,098	Brunswick Corporation/DE	2,445,038
79,633	Caleres, Inc.	2,407,306
324,343	Chico’s FAS, Inc.	1,751,452
21,539	Cooper-Standard Holdings, Inc. (a)	1,574,932
25,520	Deckers Outdoor Corporation (a)	3,400,285
35,511	Dillards, Inc. - Class A (b)	2,464,108
107,359	DSW, Inc. - Class A	2,978,139
61,273	Foot Locker, Inc.	3,455,797
196,234	GameStop Corporation - Class A (b)	2,680,556
125,674	Gentex Corporation	2,830,179
3,012	Graham Holdings Company - Class B	1,984,788
26,010	Group 1 Automotive, Inc.	1,461,762
39,477	Kohl’s Corporation	2,651,670
80,863	La-Z-Boy, Inc.	2,363,626
17,335	Lear Corporation	2,361,894
73,619	Macy’s, Inc.	2,519,242
56,258	Nordstrom, Inc.	2,974,360
477,571	Office Depot, Inc.	1,542,554
27,346	Oxford Industries, Inc.	2,198,345
21,263	Ralph Lauren Corporation	2,368,698
36,399	Target Corporation	2,582,873
48,951	The Cheesecake Factory, Inc. (b)	2,309,998
57,873	The Gap, Inc.	1,579,354
21,371	Thor Industries, Inc. (b)	1,449,168
64,823	Urban Outfitters, Inc. (a)	2,469,108
48,437	Williams-Sonoma, Inc. (b)	2,742,987
		79,485,148
	Consumer Staples - 8.7%
55,894	Archer-Daniels-Midland Company	2,572,242
67,642	Cal-Maine Foods, Inc. (b)	3,160,234
13,755	Costco Wholesale Corporation	3,181,256
132,970	Darling Ingredients, Inc. (a)	2,909,384
28,103	Fresh Del Monte Produce, Inc.	945,666
20,336	Ingredion, Inc.	2,124,299
124,150	Keurig Dr Pepper, Inc.	3,352,050
30,474	Sanderson Farms, Inc. (b)	3,448,438
31,242	SpartanNash Company	585,788
106,253	Sprouts Farmers Market, Inc. (a)	2,445,944
26,385	The J.M. Smucker Company	2,757,496
103,681	The Kroger Company	3,075,178
46,604	Tyson Foods, Inc. - Class A	2,747,306
73,680	United Natural Foods, Inc.	1,592,225
38,167	Universal Corporation	2,419,788
21,819	USANA Health Sciences, Inc. (a)	2,670,209

44,046	Walgreens Boots Alliance, Inc.	3,729,375
33,736	Walmart, Inc.	3,294,320
		47,011,198
	Energy - 5.4%
162,903	Archrock, Inc.	1,661,611
170,877	CNX Resources Corporation (a)	2,364,938
40,469	ConocoPhillips	2,678,238
1	Diamondback Energy, Inc.	61
39,067	HollyFrontier Corporation	2,440,515
81,393	Mammoth Energy Services, Inc.	2,047,848
35,441	Marathon Oil Corporation	591,510
84,967	Murphy Oil Corporation	2,710,447
64,248	PBF Energy, Inc. - Class A	2,485,113
66,003	Peabody Energy Corporation	2,055,333
273,219	QEP Resources, Inc. (a)	2,193,949
550,547	Southwestern Energy Company (a)	2,653,637
74,116	Unit Corporation (a)	1,541,613
24,875	Valero Energy Corporation	1,987,512
59,073	Whiting Petroleum Corporation (a)	1,788,140
		29,200,465
	Financials - 14.5%
68,695	Aflac, Inc.	3,142,109
29,706	American Express Company	3,335,093
25,726	American Financial Group, Inc.	2,633,313
29,505	Artisan Partners Asset Management, Inc. - Class A	803,421
26,376	Assurant, Inc.	2,564,802
25,805	Evercore, Inc.	2,130,461
84,270	Federated Investors, Inc. - Class B	2,231,470
46,931	First American Financial Corporation	2,268,175
89,555	Franklin Resources, Inc.	3,035,019
34,806	Green Dot Corporation - Class A (a)	2,900,732
38,302	Kemper Corporation	2,914,782
68,470	Legg Mason, Inc.	1,983,576
64,283	Metlife, Inc.	2,868,950
45,882	Moelis & Company - Class A	1,854,550
138,699	Old Republic International Corporation	3,127,662
15,205	Piper Jaffray Companies	1,085,181
29,634	Prudential Financial, Inc.	2,778,484
21,044	Reinsurance Group of America, Inc.	3,143,553
148,537	Santander Consumer USA Holdings, Inc. (b)	2,889,045
96,888	Synchrony Financial	2,517,150
115,480	TCF Financial Corporation	2,597,145
30,666	The Allstate Corporation	2,735,101
54,432	The Bank of New York Mellon Corporation	2,792,906
23,013	The Hanover Insurance Group, Inc.	2,639,821
50,233	The Hartford Financial Services Group, Inc.	2,219,796
49,486	The Progressive Corporation	3,280,427
31,494	Torchmark Corporation	2,721,397
53,622	Unum Group	1,925,566
57,290	Voya Financial, Inc.	2,575,186
152,249	Waddell & Reed Financial, Inc. - Class A (b)	3,099,790
25,463	Walker & Dunlop, Inc.	1,202,617
		77,997,280
	Health Care - 11.8%
66,217	Acadia Healthcare Company, Inc. (a)	2,249,392
30,833	Amedisys, Inc. (a)	4,200,996
49,064	AMN Healthcare Services, Inc. (a)	3,125,377
12,170	Anthem, Inc.	3,530,152
50,610	Avanos Medical, Inc. (a)	2,414,603
46,508	Cambrex Corporation (a)	2,224,478
22,912	Centene Corporation (a)	3,259,232
13,228	Cigna Corporation	2,954,871
44,847	CVS Health Corporation	3,596,729
38,085	DaVita, Inc. (a)	2,515,895
19,786	Eagle Pharmaceuticals, Inc./DE (a)	997,214

38,543	Encompass Health Corporation	2,898,819
24,460	HCA Healthcare, Inc.	3,521,995
9,113	Humana, Inc.	3,002,460
16,653	Laboratory Corporation of America Holdings (a)	2,425,343
32,794	Magellan Health, Inc. (a)	1,787,929
27,800	Molina Healthcare, Inc. (a) (b)	3,883,938
75,193	Owens & Minor, Inc. (b)	573,723
77,918	Pfizer, Inc.	3,602,149
79,273	Premier, Inc. (a)	3,143,967
27,079	Quest Diagnostics, Inc.	2,398,387
74,773	Tenet Healthcare Corporation (a)	1,949,332
11,849	UnitedHealth Group, Inc. (a)	3,333,835
		63,590,816
	Industrials - 11.6%
75,931	AECOM (a)	2,441,941
46,978	Alaska Air Group, Inc.	3,441,608
45,784	Apogee Enterprises, Inc. (b)	1,668,827
60,807	ArcBest Corporation	2,448,090
26,048	Arcosa, Inc. (a)	712,161
42,860	Atlas Air Worldwide Holdings, Inc. (a)	2,282,295
14,293	Comfort Systems USA, Inc.	752,669
56,362	Delta Air Lines, Inc.	3,421,737
37,145	EMCOR Group, Inc.	2,706,385
38,556	FTI Consulting, Inc. (a)	2,708,559
47,332	Hawaiian Holdings, Inc.	1,899,907
74,376	Herman Miller, Inc.	2,518,371
165,102	JetBlue Airways Corporation (a)	3,222,791
141,497	KBR, Inc.	2,627,599
43,185	Korn/Ferry International	2,114,770
41,854	Matson, Inc.	1,646,955
34,692	Regal Beloit Corporation	2,712,221
38,275	Robert Half International, Inc.	2,366,543
37,877	Ryder System, Inc.	2,142,702
43,217	Schneider National, Inc.	965,036
32,003	SkyWest, Inc.	1,845,933
69,394	Spirit Airlines, Inc. (a)	4,449,543
101,963	Steelcase, Inc.	1,651,801
78,127	Trinity Industries, Inc.	1,861,766
8,458	UniFirst Corporation	1,306,000
37,392	United Continental Holdings, Inc. (a)	3,615,806
80,627	Werner Enterprises, Inc.	2,730,030
		62,262,046
	Information Technology - 20.1%
22,277	Akamai Technologies, Inc. (a)	1,531,544
38,963	Amdocs Ltd.	2,529,088
177,098	Amkor Technology, Inc. (a)	1,213,121
63,298	Applied Materials, Inc.	2,359,750
118,411	ARRIS International PLC (a)	3,658,900
137,414	Avaya Holdings Corporation (a)	2,139,536
66,370	Avnet, Inc.	2,908,333
66,717	Benchmark Electronics, Inc.	1,590,533
16,436	CACI International, Inc. (a)	2,710,461
64,089	Cardtronics PLC - Class A (a)	2,079,047
68,948	Cirrus Logic, Inc. (a)	2,581,413
69,947	Cisco Systems, Inc.	3,348,363
31,910	Cognizant Technology Solutions Corporation	2,272,949
156,184	Conduent, Inc. (a)	2,002,279
30,442	CSG Systems International, Inc.	1,067,601
53,487	Diodes, Inc. (a)	1,862,952
33,333	DXC Technology Company	2,101,312
31,496	EchoStar Corporation - Class A (a)	1,317,793
80,182	Entegris, Inc.	2,357,351
16,421	F5 Networks, Inc. (a)	2,823,919
54,158	First Solar, Inc. (a)	2,407,323
185,243	Hewlett Packard Enterprise Company	2,778,645

123,950	HP, Inc.	2,850,850
31,273	Insight Enterprises, Inc. (a)	1,394,150
36,094	InterDigital, Inc.	2,716,434
102,054	Jabil, Inc.	2,548,288
104,729	KEMET Corporation	2,144,850
99,264	Knowles Corporation (a)	1,512,783
16,817	Lam Research Corporation	2,639,596
53,097	Lumentum Holdings, Inc. (a)	2,361,224
25,439	ManTech International Corporation	1,432,216
40,936	Methode Electronics, Inc.	1,240,361
54,080	Micron Technology, Inc. (a)	2,085,325
32,155	MKS Instruments, Inc. (b)	2,522,881
35,761	NetApp, Inc.	2,391,338
40,464	NETGEAR, Inc. (a)	2,241,706
104,542	NetScout Systems, Inc. (a)	2,799,635
123,104	ON Semiconductor Corporation (a)	2,361,135
26,441	OSI Systems, Inc. (a)	1,914,328
25,548	Plexus Corporation (a)	1,559,450
35,367	Qorvo, Inc. (a)	2,327,502
110,652	Sabre Corporation	2,829,372
61,918	Sanmina Corporation (a)	1,674,263
30,449	Skyworks Solutions, Inc.	2,215,774
22,488	Sykes Enterprises, Inc. (a)	621,119
24,591	Tech Data Corporation (a)	2,211,961
58,018	Teradyne, Inc.	2,070,662
126,502	TTM Technologies, Inc. (a)	1,504,109
112,232	Vishay Intertechnology, Inc.	2,340,037
37,712	Western Digital Corporation	1,711,748
		107,865,310
	Materials - 3.4%
55,440	Alcoa Corporation (a)	1,763,547
60,650	Domtar Corporation	2,643,127
33,241	Huntsman Corporation	672,133
25,080	Kaiser Aluminum Corporation	2,451,069
111,456	Louisiana-Pacific Corporation	2,547,884
31,558	Reliance Steel & Aluminum Company	2,538,841
60,012	Steel Dynamics, Inc.	2,112,422
35,572	Trinseo SA	1,797,453
80,121	United States Steel Corporation	1,847,590
		18,374,066
	Real Estate - 2.3%
115,766	CoreCivic, Inc. (c)	2,541,064
74,233	DiamondRock Hospitality Company (c)	782,416
16,886	Jones Lang LaSalle, Inc.	2,418,075
128,666	Realogy Holdings Corporation (b)	2,478,107
366,490	Washington Prime Group, Inc. (c)	2,290,562
95,472	Xenia Hotels & Resorts, Inc. (c)	1,939,991
		12,450,215
	Utilities - 4.3%
48,981	Ameren Corporation	3,361,076
30,625	Edison International	1,694,175
86,529	FirstEnergy Corporation	3,273,392
84,180	OGE Energy Corporation	3,335,212
65,023	PG&E Corporation (a)	1,715,307
56,393	Portland General Electric Company	2,715,323
221,117	The AES Corporation	3,425,102
57,586	UGI Corporation	3,308,316
		22,827,903
	TOTAL COMMON STOCKS (Cost $524,130,937)	536,591,287

SHORT-TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
924,973	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 2.117% (d)	924,973
	TOTAL SHORT-TERM INVESTMENTS (Cost $924,973)	924,973

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.2%
17,216,569	First American Government Obligations Fund - Class Z, 2.060% (d)	17,216,569
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 17,216,569)	17,216,569
	TOTAL INVESTMENTS - 103.2% (Cost $542,272,479)	554,732,829
	Liabilities in Excess of Other Assets - (3.2)%	(17,326,211)
	NET ASSETS - 100.0%	$537,406,618

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of November 30, 2018. Total value of securities out on loan is $16,725,958 or 3.1% of net assets.
(c)	Real Estate Investment Trust.
(d)	Annualized seven-day yield as of November 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

Vident Core U.S. Bond Strategy ETF
Schedule of Investments
November 30, 2018 (Unaudited)

Par Value	Security Description	Value
CORPORATE BONDS - 19.3%
	Communication Services - 1.3%
$ 1,280,000	AMC Networks, Inc.
	08/01/2025, 4.750%	$1,193,650
1,720,000	CenturyLink, Inc.
	04/01/2024, 7.500%	1,769,450
650,000	Comcast Corporation
	02/01/2027, 3.300%	609,992
1,030,000	Gray Television, Inc. (a)
	07/15/2026, 5.875%	1,004,250
1,135,000	Netflix, Inc.
	02/15/2025, 5.875%	1,160,538
940,000	Verizon Communications, Inc.
	03/16/2027, 4.125%	930,088
		6,667,968
	Consumer Discretionary - 3.8%
650,000	American Axle & Manufacturing, Inc.
	04/01/2025, 6.250%	606,938
635,000	AutoZone, Inc.
	06/01/2027, 3.750%	602,197
400,000	Booking Holdings, Inc.
	03/15/2028, 3.550%	371,136
150,000	BorgWarner, Inc.
	03/15/2025, 3.375%	144,648
600,000	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op
	04/15/2027, 5.375%	584,250
590,000	CCO Holdings LLC / CCO Holdings Capital Corporation (a)
	05/01/2027, 5.125%	560,500
920,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	883,918
2,000,000	DISH DBS Corporation
	11/15/2024, 5.875%	1,707,500
985,000	Dollar General Corporation
	04/15/2027, 3.875%	942,486
200,000	Dollar Tree, Inc.
	05/15/2028, 4.200%	187,112
360,000	Hasbro, Inc.
	09/15/2027, 3.500%	333,216
1,325,000	Hilton Domestic Operating Company, Inc.
	09/01/2024, 4.250%	1,266,899
580,000	KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (a)
	06/01/2027, 4.750%	545,078
1,320,000	L Brands, Inc.
	10/15/2023, 5.625%	1,334,849
955,000	Lear Corporation
	09/15/2027, 3.800%	862,341

200,000	Lowe’s Companies, Inc.
	05/03/2027, 3.100%	188,622
650,000	NIKE, Inc.
	11/01/2026, 2.375%	587,872
780,000	O’Reilly Automotive, Inc.
	03/15/2026, 3.550%	744,359
1,410,000	Sally Holdings LLC / Sally Capital, Inc.
	12/01/2025, 5.625%	1,360,650
400,000	Sirius XM Radio, Inc. (a)
	08/01/2027, 5.000%	378,000
950,000	Six Flags Entertainment Corporation (a)
	04/15/2027, 5.500%	912,000
755,000	Starbucks Corporation
	06/15/2026, 2.450%	675,133
705,000	Tapestry, Inc.
	07/15/2027, 4.125%	657,275
750,000	The Goodyear Tire & Rubber Company
	05/31/2026, 5.000%	685,313
380,000	The Home Depot, Inc.
	04/01/2026, 3.000%	361,181
755,000	The TJX Companies, Inc.
	09/15/2026, 2.250%	674,111
455,000	The Walt Disney Company
	06/15/2027, 2.950%	426,701
		18,584,285
	Consumer Staples - 1.2%
700,000	Altria Group, Inc.
	09/16/2026, 2.625%	626,049
620,000	B&G Foods, Inc.
	04/01/2025, 5.250%	588,287
325,000	Costco Wholesale Corporation
	05/18/2027, 3.000%	307,976
625,000	Ingredion, Inc.
	10/01/2026, 3.200%	575,935
1,010,000	Lamb Weston Holdings, Inc. (a)
	11/01/2024, 4.625%	978,439
700,000	Nielsen Finance LLC / Nielsen Finance Company (a)
	04/15/2022, 5.000%	686,280
550,000	Post Holdings, Inc. (a)
	01/15/2028, 5.625%	512,875
200,000	The Clorox Company
	05/15/2028, 3.900%	197,927
704,000	The Estee Lauder Companies, Inc.
	03/15/2027, 3.150%	669,803
360,000	The JM Smucker Company
	12/15/2027, 3.375%	331,635
200,000	Tyson Foods, Inc.
	06/02/2027, 3.550%	185,271
490,000	Walgreens Boots Alliance, Inc.
	06/01/2026, 3.450%	459,345
		6,119,822

	Energy - 4.9%
590,000	Boardwalk Pipelines LP
	07/15/2027, 4.450%	552,292
650,000	Chesapeake Energy Corporation
	06/15/2027, 8.000%	620,750
360,000	Chevron Corporation
	05/16/2026, 2.954%	338,950
725,000	Cimarex Energy Company
	05/15/2027, 3.900%	667,362
1,005,000	Concho Resources, Inc.
	10/01/2027, 3.750%	934,960
475,000	Conoco Funding Company
	10/15/2031, 7.250%	600,505
660,000	Continental Resources, Inc.
	01/15/2028, 4.375%	621,834
80,000	DCP Midstream Operating LP
	07/15/2025, 5.375%	80,300
530,000	Denbury Resources, Inc. (a)
	05/15/2021, 9.000%	533,975
850,000	Diamond Offshore Drilling, Inc.
	08/15/2025, 7.875%	762,875
1,155,000	Enable Midstream Partners LP
	03/15/2027, 4.400%	1,057,727
530,000	Energy Transfer Equity LP
	01/15/2024, 5.875%	547,177
400,000	EnLink Midstream Partners LP
	07/15/2026, 4.850%	365,690
319,000	EOG Resources, Inc.
	01/15/2026, 4.150%	321,705
505,000	EQM Midstream Partners LP
	12/01/2026, 4.125%	455,705
1,755,000	Gulfport Energy Corporation
	10/15/2024, 6.000%	1,614,599
685,000	HollyFrontier Corporation
	04/01/2026, 5.875%	705,638
645,000	Marathon Oil Corporation
	07/15/2027, 4.400%	618,650
665,000	MPLX LP
	03/01/2027, 4.125%	624,263
400,000	NuStar Logistics LP
	04/28/2027, 5.625%	383,000
720,000	Occidental Petroleum Corporation
	02/15/2027, 3.000%	669,685
450,000	Patterson-UTI Energy, Inc.
	02/01/2028, 3.950%	409,925
335,000	Phillips 66 Partners LP
	02/15/2025, 3.605%	316,869
250,000	Pioneer Natural Resources Company
	01/15/2026, 4.450%	250,345
1,340,000	Range Resources Corporation
	03/15/2023, 5.000%	1,267,138
1,515,000	Southwestern Energy Company
	01/23/2025, 6.200%	1,456,294

1,355,000	Suburban Propane Partners LP / Suburban Energy Finance Corporation
	06/01/2024, 5.500%	1,290,638
830,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corporation
	04/15/2025, 5.750%	788,500
795,000	Sunoco LP / Sunoco Finance Corporation (a)
	01/15/2023, 4.875%	777,113
1,830,000	Talen Energy Supply LLC (a)
	01/15/2026, 10.500%	1,594,387
500,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corporation (a)
	01/15/2028, 5.500%	492,500
600,000	Targa Resources Partners LP / Targa Resources Partners Finance Corporation
	11/15/2023, 4.250%	570,750
1,015,000	Valero Energy Partners LP
	12/15/2026, 4.375%	985,855
800,000	WPX Energy, Inc.
	08/01/2023, 8.250%	878,000
		24,155,956
	Financials - 1.0%
500,000	American Equity Investment Life Holding Company
	06/15/2027, 5.000%	488,722
625,000	Berkshire Hathaway, Inc.
	03/15/2026, 3.125%	596,997
500,000	Brighthouse Financial, Inc.
	06/22/2027, 3.700%	425,763
400,000	Brown & Brown, Inc.
	09/15/2024, 4.200%	394,572
1,040,000	Capital One Financial Corporation
	10/29/2025, 4.200%	993,745
450,000	Fifth Third Bancorp
	03/14/2028, 3.950%	439,772
190,000	Nasdaq, Inc.
	06/30/2026, 3.850%	182,874
200,000	Old Republic International Corporation
	08/26/2026, 3.875%	190,294
600,000	S&P Global, Inc.
	01/22/2027, 2.950%	556,725
600,000	The Progressive Corporation
	01/15/2027, 2.450%	541,151
430,000	Vantiv LLC / Vantiv Issuer Corporation (a)
	11/15/2025, 4.375%	402,050
		5,212,665
	Health Care - 1.5%
165,000	Aetna, Inc.
	11/15/2024, 3.500%	159,151
300,000	AmerisourceBergen Corporation
	12/15/2027, 3.450%	276,130
620,000	Baxter International, Inc.
	08/15/2026, 2.600%	559,713
390,000	Biogen, Inc.
	09/15/2025, 4.050%	385,612
195,000	Bristol-Myers Squibb Company
	02/27/2027, 3.250%	187,387

675,000	Cigna Corporation
	04/15/2025, 3.250%	637,023
350,000	DaVita, Inc.
	05/01/2025, 5.000%	329,438
570,000	Express Scripts Holding Company
	03/01/2027, 3.400%	525,190
790,000	HCA, Inc.
	05/01/2023, 5.875%	819,625
750,000	Hologic, Inc. (a)
	10/15/2025, 4.375%	716,250
755,000	IQVIA, Inc. (a)
	10/15/2026, 5.000%	733,294
320,000	Johnson & Johnson
	03/03/2027, 2.950%	305,568
660,000	Molina Healthcare, Inc.
	11/15/2022, 5.375%	661,484
324,000	Pharmacia LLC
	12/01/2028, 6.600%	389,910
345,000	UnitedHealth Group, Inc.
	04/15/2027, 3.375%	333,737
575,000	Zoetis, Inc.
	09/12/2027, 3.000%	527,287
		7,546,799
	Industrials - 1.4%
700,000	Berry Global, Inc. (a)
	02/15/2026, 4.500%	659,750
355,000	Carlisle Companies, Inc.
	12/01/2027, 3.750%	333,673
400,000	CH Robinson Worldwide, Inc.
	04/15/2028, 4.200%	392,761
525,000	Cintas Corp No 2
	04/01/2027, 3.700%	509,993
675,000	Delta Air Lines, Inc.
	04/19/2028, 4.375%	645,398
350,000	FedEx Corporation
	02/15/2028, 3.400%	327,132
155,000	Fortive Corporation
	06/15/2026, 3.150%	143,757
150,000	Honeywell International, Inc.
	11/01/2026, 2.500%	137,781
685,000	Huntington Ingalls Industries, Inc.
	12/01/2027, 3.483%	631,296
210,000	Kirby Corporation
	03/01/2028, 4.200%	202,248
200,000	Masco Corporation
	04/01/2026, 4.375%	197,342
600,000	Spirit AeroSystems, Inc.
	06/15/2028, 4.600%	573,794
900,000	The ServiceMaster Company LLC (a)
	11/15/2024, 5.125%	868,500
465,000	Union Pacific Corporation
	03/01/2026, 2.750%	429,075

915,000	Xylem, Inc.
	11/01/2026, 3.250%	857,811
		6,910,311
	Information Technology - 1.7%
200,000	Analog Devices, Inc.
	12/05/2026, 3.500%	187,557
355,000	Apple, Inc.
	06/20/2027, 3.000%	331,542
680,000	Applied Materials, Inc.
	04/01/2027, 3.300%	643,354
865,000	Broadcom Corporation / Broadcom Cayman Finance Ltd.
	01/15/2027, 3.875%	779,652
540,000	Broadridge Financial Solutions, Inc.
	06/27/2026, 3.400%	504,620
950,000	CDK Global, Inc.
	10/15/2024, 5.000%	945,250
725,000	CDW LLC/CDW Finance Corporation
	12/01/2024, 5.500%	727,719
550,000	Hughes Satellite Systems Corporation
	08/01/2026, 6.625%	514,250
470,000	Intel Corporation
	07/29/2025, 3.700%	466,861
235,000	KLA-Tencor Corporation
	11/01/2024, 4.650%	239,113
585,000	Mastercard, Inc.
	11/21/2026, 2.950%	551,975
250,000	Microsoft Corporation
	02/06/2027, 3.300%	243,658
400,000	Nuance Communications, Inc.
	12/15/2026, 5.625%	385,120
435,000	NVIDIA Corporation
	09/16/2026, 3.200%	406,897
390,000	Texas Instruments, Inc.
	11/03/2027, 2.900%	363,429
365,000	Trimble, Inc.
	06/15/2028, 4.900%	359,936
530,000	VeriSign, Inc.
	07/15/2027, 4.750%	507,475
330,000	Visa, Inc.
	09/15/2027, 2.750%	305,632
		8,464,040
	Materials - 1.2%
1,020,000	Allegheny Technologies, Inc.
	08/15/2023, 7.875%	1,067,175
830,000	Ashland LLC
	08/15/2022, 4.750%	826,888
880,000	Ball Corporation
	11/15/2023, 4.000%	860,200
1,140,000	CF Industries, Inc.
	06/01/2023, 3.450%	1,068,749
700,000	Cleveland-Cliffs, Inc.
	03/01/2025, 5.750%	645,750

150,000	Nucor Corporation
	05/01/2028, 3.950%	147,698
595,000	Packaging Corp of America
	12/15/2027, 3.400%	545,204
300,000	PPG Industries, Inc.
	03/15/2028, 3.750%	284,031
400,000	WR Grace & Company (a)
	10/01/2021, 5.125%	403,880
		5,849,575
	Utilities - 1.3%
540,000	AES Corporation
	03/15/2021, 4.000%	533,250
605,000	Atmos Energy Corporation
	06/15/2027, 3.000%	568,878
1,845,000	Calpine Corporation
	01/15/2025, 5.750%	1,702,012
315,000	DTE Energy Company
	03/15/2027, 3.800%	303,764
300,000	Edison International
	03/15/2028, 4.125%	282,058
670,000	Exelon Corporation
	04/15/2026, 3.400%	626,672
770,000	NextEra Energy Capital Holdings, Inc. (a)
	05/01/2027, 3.550%	727,433
1,250,000	NextEra Energy Operating Partners, LP
	09/15/2024, 4.250%	1,182,813
470,000	Pacific Gas & Electric Company
	06/15/2025, 3.500%	408,994
		6,335,874
	TOTAL CORPORATE BONDS (Cost $97,826,376)	95,847,295

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 27.4%
	Federal Home Loan Banks
100,000	10/01/2020, 2.625%	99,585
195,000	02/18/2021, 1.375%	188,970
235,000	07/14/2021, 1.125%	225,113
590,000	11/29/2021, 1.875%	573,320
620,000	12/10/2021, 2.625%	613,763
615,000	03/11/2022, 2.250%	601,320
		2,302,071
	Federal Home Loan Mortgage Corporation
240,000	11/17/2020, 1.875%	235,516
330,000	02/16/2021, 2.375%	326,653
460,000	08/12/2021, 1.125%	439,647
705,000	01/13/2022, 2.375%	693,940
525,000	06/19/2023, 2.750%	520,798
3,500,000	12/15/2048, 4.000% (b)	3,519,893
3,500,000	12/15/2048, 4.500% (b)	3,598,508
14,810,000	12/15/2048, 5.000% (b)	15,492,648
3,500,000	12/15/2048, 3.500% (b)	3,431,901
14,830,000	12/15/2048, 3.000% (b)	14,130,078
		42,389,582

	Federal National Mortgage Association
105,000	11/30/2020, 1.500%	102,275
155,000	12/28/2020, 1.875%	152,060
235,000	02/26/2021, 1.375%	227,473
400,000	04/13/2021, 2.500%	396,375
225,000	05/06/2021, 1.250%	216,826
460,000	06/22/2021, 2.750%	458,925
490,000	08/17/2021, 1.250%	469,918
555,000	10/07/2021, 1.375%	532,242
670,000	01/05/2022, 2.000%	652,882
815,000	04/05/2022, 1.875%	788,857
810,000	10/05/2022, 2.000%	782,866
885,000	01/19/2023, 2.375%	866,878
800,000	09/12/2023, 2.875%	796,557
775,000	09/06/2024, 2.625%	759,298
355,000	04/24/2026, 2.125%	331,725
10,090,000	12/15/2048, 3.500% (b)	9,893,425
10,455,000	12/15/2048, 4.500% (b)	10,749,472
9,080,000	12/15/2048, 5.000% (b)	9,500,304
3,500,000	12/15/2048, 4.000% (b)	3,519,589
15,050,000	12/15/2048, 3.000% (b)	14,344,811
		55,542,758
	Government National Mortgage Association
3,595,000	12/15/2048, 3.500% (b)	3,553,319
3,500,000	12/15/2048, 4.000% (b)	3,542,189
3,500,000	12/15/2048, 4.000% (b)	3,542,725
3,510,000	12/15/2048, 4.500% (b)	3,620,927
9,580,000	12/15/2048, 3.000% (b)	9,226,294
3,365,000	12/15/2048, 3.000% (b)	3,239,141
3,510,000	12/15/2048, 3.500% (b)	3,469,758
3,425,000	12/15/2048, 4.500% (b)	3,533,241
		33,727,594
	TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $133,098,670)	133,962,005

U.S. GOVERNMENT AGENCY ISSUE - 1.0%
	Utilities - 1.0%
	Tennessee Valley Authority
455,000	02/15/2021, 3.875%	464,305
695,000	08/15/2022, 1.875%	668,435
825,000	09/15/2024, 2.875%	816,025
470,000	11/01/2025, 6.750%	573,619
		2,522,384
	TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $2,572,373)	2,522,384

U.S. GOVERNMENT BONDS/NOTES - 51.8%
	U.S. Treasury Bonds - 7.0%
	United States Treasury Bonds
11,035,000	02/15/2026, 6.000%	13,233,810
9,520,000	11/15/2026, 6.500%	11,911,342
7,385,000	11/15/2027, 6.125%	9,185,238
		34,330,390

	U.S. Treasury Notes - 44.8%
	United States Treasury Notes
1,645,000	07/31/2024, 2.125%	1,579,489
2,420,000	08/15/2024, 2.375%	2,353,734
2,375,000	08/31/2024, 1.875%	2,249,292
4,795,000	09/30/2024, 2.125%	4,597,394
5,640,000	10/31/2024, 2.250%	5,442,380
7,215,000	11/15/2024, 2.250%	6,956,838
8,320,000	11/30/2024, 2.125%	7,964,775
10,155,000	12/31/2024, 2.250%	9,785,890
11,550,000	01/31/2025, 2.500%	11,284,485
14,725,000	02/15/2025, 2.000%	13,961,141
13,005,000	02/28/2025, 2.750%	12,887,396
12,915,000	03/31/2025, 2.625%	12,700,591
13,170,000	04/30/2025, 2.875%	13,140,676
14,560,000	05/15/2025, 2.125%	13,880,345
12,825,000	05/31/2025, 2.875%	12,791,685
12,150,000	06/30/2025, 2.750%	12,026,839
12,280,000	07/31/2025, 2.875%	12,246,182
12,220,000	08/15/2025, 2.000%	11,533,102
12,215,000	08/31/2025, 2.750%	12,085,454
10,950,000	11/15/2025, 2.250%	10,480,775
9,435,000	02/15/2026, 1.625%	8,634,315
7,050,000	05/15/2026, 1.625%	6,430,096
4,630,000	08/15/2026, 1.500%	4,167,906
3,980,000	11/15/2026, 2.000%	3,708,318
2,125,000	02/15/2027, 2.250%	2,013,313
1,120,000	11/15/2028, 5.250%	1,333,194
2,220,000	08/15/2028, 5.500%	2,680,086
		218,915,691
	TOTAL U.S. GOVERNMENT BONDS/NOTES (Cost $255,559,091)	253,246,081

Shares	Security Description	Value
SHORT-TERM INVESTMENTS - 25.1%
	Money Market Funds - 25.1%
123,105,139	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 2.117% (c) (d)	$123,105,139
	TOTAL SHORT-TERM INVESTMENTS (Cost $123,105,139)	123,105,139
	TOTAL INVESTMENTS - 124.6% (Cost $612,161,649)	608,682,904
	Liabilities in Excess of Other Assets - (24.6)%	(120,054,178)
	NET ASSETS - 100.0%	$488,628,726

Percentages are stated as a percent of net assets.

(a)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At November 30, 2018, the value of these securities amounted to $13,486,554 or 2.8% of net assets.

(b)	Security purchased on a forward-commitment basis (“TBA commitments”). On November 30, 2018, the total value of TBA commitments was $121,908,223 or 24.9% of net assets.
(c)	Annualized seven-day yield as of November 30, 2018.
(d)
All or portion of this security has been pledged as collateral in connection with TBA commitments. At November 30, 2018, the value of securities pledged amounted to $123,105,139. In addition, the Fund held cash collateral in the amount of $500,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2018:

Vident International Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 566,166,285	$ -	$ -	$ 566,166,285
Preferred Stocks	8,794,095	-	-	$ 8,794,095
Short-Term Investments	1,302,037	-	-	$ 1,302,037
Investments Purchased with Securities Lending Collateral	-	13,002,502	-	$ 13,002,502
Total Investments in Securities	$ 576,262,417	$ 13,002,502	$ -	$ 589,264,919
^ See Schedule of Investments for country breakouts.
Vident Core U.S. Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 536,591,287	$ -	$ -	$ 536,591,287
Short-Term Investments	924,973	-	-	$ 924,973
Investments Purchased with Securities Lending Collateral	17,216,569	-	-	$ 17,216,569
Total Investments in Securities	$ 554,732,829	$ -	$ -	$ 554,732,829
^ See Schedule of Investments for sector breakouts.
Vident Core U.S. Bond Strategy ETF
Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 95,847,295	$ -	$ 95,847,295
Mortgage Backed Securities	-	133,962,005	-	$ 133,962,005
U.S. Government Agency Issues	-	2,522,384	-	$ 2,522,384
U.S. Government Notes/Bonds	-	253,246,081	-	$ 253,246,081
Short-Term Investments	123,105,139	-	-	$ 123,105,139
Total Investments in Securities	$ 123,105,139	$ 485,577,765	$ -	$ 608,682,904
^ See Schedule of Investments for sector breakouts.

For the period ended November 30, 2018, there were no transfers into or out of Level 3.

Secured Borrowings (unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund and Vident Core U.S. Equity Fund loaned securities that were collateralized by cash.  The cash collateral is invested by the securities lending agents in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Vident International Equity Fund
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Repurchase Agreements Collateralized by Various U.S. government obligations	$ 13,002,502	$ -	$ -	$ -	$ 13,002,502
U.S. Treasury Bills, Notes, Bonds	$ -	$ -	$ 44,108	$ 1,435,089	$ 1,479,197
Total Borrowings	$ 13,002,502	$ -	$ 44,108	$ 1,435,089	$ 14,481,699

Vident Core U.S. Equity Fund
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$ 17,216,569	$ -	$ -	$ -	$ 17,216,569
Total Borrowings	$ 17,216,569	$ -	$ -	$ -	$ 17,216,569

Vident Core U.S. Bond Strategy ETF may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security.  TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date.  Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement.  The specific securities to be delivered are not identified at the trade date.  However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms.  When entering into TBA commitments, the Funds may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction.  In order to better define contractual rights and to secure rights that will help the Funds mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price.  During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Funds realize gains and losses on these transactions.

The value of TBA commitments on the Statement of Assets and Liabilities for the Vident Core U.S. Bond Strategy ETF as of November 30, 2018 is as follows:

Statement of Assets and Liabilities - Values of TBA Commitments as of November 30, 2018

	Assets		Liabilities
	Location	Value	Location	Value
TBA Commitments - Credit/interest rate risk	Receivable for Investment Securities Sold	$4,506,039	Payable for Investment Securities Purchased	$123,605,139

The average monthly value of TBA Commitments during the period ended November 30, 2018 was $99,607,440.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    (Registrant)             ETF Series Solutions

By (Signature and Title)     /s/ Kristina R. Nelson
Kristina R. Nelson, President (Principal Executive Officer)

Date         1/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Kristina R. Nelson
Kristina R. Nelson, President (Principal Executive Officer)

Date         1/25/2019

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         1/25/2019

* Print the name and title of each signing officer under his or her signature.